INVESTMENTS IN DEBT AND EQUITY SECURITIES (Schedule of Corporate Bonds) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortised Cost	$ 0	$ 9,049
Unrealized gain/(losses)	0	631
Fair value	0	9,680	$ 9,431
NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Amortised Cost	0	4,132
Unrealized gain/(losses)	0	487
Fair value	$ 0	$ 4,619
NT Rig Holdco 12%
Debt Securities, Available-for-sale [Line Items]
Redemption price, percentage	12.00%	12.00%
Amortised Cost	$ 0	$ 4,917
Unrealized gain/(losses)	0	144
Fair value	$ 0	$ 5,061
NT Rig Holdco $7.5%
Debt Securities, Available-for-sale [Line Items]
Redemption price, percentage	7.50%	7.50%
Amortised Cost	$ 0	$ 0
Unrealized gain/(losses)	0	0
Fair value	$ 0	$ 0